Share capital - Authorized and issued (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Aug. 20, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Authorized share capital		$ 33.0	$ 33.0
Common share, shares authorized (in shares)		300,000,000	300,000,000		300,000,000
Common share, par value (in dollars per share)		$ 0.10	$ 0.10		$ 0.10
Preference shares, shares authorized (in shares)		30,000,000	30,000,000		30,000,000
Preference shares, par value (in dollars per share)		$ 0.10	$ 0.10		$ 0.10
Common share, shares issued (in shares)		104,031,456	103,888,916		78,432,132
Common share, shares outstanding (in shares)		104,031,456	103,888,916		78,432,132
Preference shares, shares issued (in shares)		0	0		0
Preference shares, shares outstanding (in shares)		0	0		0
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)		$ 15.05		$ 10.89
IPO
Class of Stock [Line Items]
Issuance of common shares (in shares)	24,832,484
Sale of stock, price per share (in dollars per share)	$ 12.50
Sale of stock, net proceeds	$ 286.0